Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Detailed Information about Borrowings [Text Block]

The carrying value of the Company’s outstanding debt consists of the following:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Secured borrowings	R$	201,769	R$	164,539	US$	42,464
Nonconvertible notes - Debentures		84,202		64,340		16,605

Total long-term debt		285,971		228,879		59,069
Current portion of long-term debt		106,577		38,473		9,929

Long-term debt, net of current portion	R$	179,394	R$	190,406	US$	49,140

The terms and conditions for loans and borrowings as of December 31, 2017 and 2018 are as follows:

					At December 31, 2017	At December 31, 2018	At December 31, 2018
		Currency	Nominal interest rate p.a.	Years of maturity	Carrying amount	Carrying amount	Carrying amount
					BRL	BRL	USD
Secured borrowing - FINAME/BNDES		R$	5.5%	2018	200	0	0
Secured borrowing - FINAME/BNDES		R$	3.0%	2018	338	0	0
Secured borrowing - Working capital	(i)	R$	138.5% of CDI	2021	115,783	93,881	24,229
Secured borrowing - Working capital	(ii)	R$	100% of CDI + 3.6%	2021	56,811	45,338	11,701
Secured borrowing - Working capital	(iii)	R$	TJLP +3%	2026	26,188	25,520	6,586
Nonconvertible notes - Debentures	(iv)	R$	100% of CDI + 3.2%	2021	84,202	64,140	16,553
Bank Loan		MXN	TIIE + 1.6%		2,449	0	0

Total					285,971	228,879	59,069

CDI: Interbank Deposit Certificate rate.

TJLP: Long-Term Interest Rate

FINAME/BNDES: Special Agency for Industrial Financing/ National Bank of Economic and Social Development

Schedule of Financial Covenants

The Company was in compliance as of December 31, 2017 and 2018, with all financial covenants described above, as demonstrated below:

	Year ended December 31,
	2017	2018	2018
	BRL	BRL	USD
Credit card operations - Gross (1)	114,218	159,023	41,040
Long-term debt	285,971	228,879	59,069
Coefficient ratio (lower or equal to 3)	2.50	1.44	1.44

(1)

For covenants calculation purposes, the numerator used to calculate the ratio (credit card gross) represents the balance receivable from credit card operators as of December 31, 2017 and 2018 considering the face value of the corresponding sales invoices (i.e. including interest over installment sales).

Reconciliation of Movements of Assets, Liabilities and Equity to Cash Flows Arising From Financing Activities

Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities

	Assets or liabilities
	Long term debt				Reverse factoring				Trade accounts payable				Trade accounts receivable
	BRL		USD		BRL		USD		BRL		USD		BRL		USD
As of January 1, 2018	R$	285,971	US$	73,803	R$	148,928	US$	38,435	R$	365,835	US$	94,414	R$	113,168	US$	29,206
Changes from financing cash flows
Payments of debt		(57,040)		(14,721)		0		0		0		0		0		0
Payments of interest		(23,056)		(5,950)		1,788		461		(34,690)		(8,953)		(6,931)		(1,789)
Total from financing cash flows		(80,095)		(20,671)		1,788		461		(34,690)		(8,953)		(6,931)		(1,789)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		25,453		6,569		(1,789)		(462)		32,227		8,317		(8,350)		(2,155)
Changes in discontinued operations		(2,450)		(632)		0		0		(24,755)		(6,389)		(1,369)		(353)
Changes in operating assets and liabilities		0		0		(103,652)		(26,750)		(1,497)		(386)		67,290		17,366
Total from other changes		23,003		5,936		(105,440)		(27,212)		5,975		1,542		57,570		14,858

As of December 31, 2018	R$	228,879	US$	59,069	R$	45,276	US$	11,685	R$	337,120	US$	87,003	R$	163,807	US$	42,275

	Assets or liabilities
	Long term debt		Reverse factoring		Trade accounts payable		Trade accounts receivable
	BRL		BRL		BRL		BRL
As of January 1, 2017	R$	387,382	R$	27,867	R$	335,430	R$	213,994
Proceeds from debt		159,984		—		—		—
Payments of debt		(170,459)		—		—		—
Payments of interest		(46,613)		(916)		(55,936)		(7,166)
Proceeds from issuance of common shares		—		—		—		—
Total from financing cash flows		(57,088)		(916)		(55,936)		(7,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		50,277		916		53,981		(18,277)
Changes in operating assets and liabilities		—		121,061		34,290		(74,450)
Cash flows from investing activities		—		—		—		(2,071)
Non-cash investing and financing activities		(94,151)		—		—		—
Effect of changes in foreign exchange rates		(449)		—		(1,930)		1,138
Total from other changes		(44,323)		121,977		86,341		(93,660)

As of December 31, 2017	R$	285,971	R$	148,928	R$	365,835	R$	113,168